Schedule of investments
Delaware Ivy Global Bond Fund
June 30, 2024 (Unaudited)
		Principal amount°	Value (US $)
Agency Mortgage-Backed Securities – 12.19%
Fannie Mae S.F. 20 yr 4.00% 8/1/42		534,051	$ 496,936
Fannie Mae S.F. 30 yr
2.00% 9/1/51		3,867,466	3,036,070
2.50% 2/1/52		2,435,663	1,994,949
3.00% 5/1/51		2,532,554	2,165,395
3.50% 1/1/52		1,910,083	1,693,441
3.50% 6/1/52		4,220,107	3,737,860
3.50% 9/1/52		1,292,409	1,144,682
4.00% 5/1/51		1,126,074	1,046,770
4.50% 1/1/50		77,278	74,985
4.50% 4/1/50		870,203	834,142
4.50% 10/1/52		386,996	365,368
4.50% 12/1/52		3,304,557	3,119,886
4.50% 2/1/53		694,218	654,802
5.00% 9/1/52		2,410,596	2,334,714
5.00% 2/1/53		1,181,393	1,142,926
5.00% 8/1/53		367,273	355,096
5.50% 10/1/52		1,964,588	1,941,979
5.50% 10/1/52		366,603	362,990
5.50% 3/1/53		3,951,549	3,901,055
5.50% 3/1/53		3,061,315	3,021,759
5.50% 7/1/53		2,013,462	1,986,082
6.00% 9/1/53		1,148,928	1,152,466
Freddie Mac S.F. 15 yr 5.00% 6/1/38		2,190,535	2,173,674
Freddie Mac S.F. 20 yr 5.50% 6/1/43		1,605,046	1,603,074
Freddie Mac S.F. 30 yr
2.50% 2/1/52		135,449	111,871
3.00% 12/1/46		1,443,029	1,259,178
4.00% 8/1/52		1,225,011	1,128,531
4.50% 9/1/52		1,503,490	1,419,514
4.50% 10/1/52		2,563,910	2,419,049
5.00% 6/1/53		2,734,643	2,660,291
5.00% 6/1/53		4,997,166	4,830,038
5.50% 2/1/54		2,439,513	2,424,413
6.00% 12/1/52		899,210	905,110
6.00% 3/1/53		1,426,623	1,432,737
6.00% 9/1/53		472,899	474,355
GNMA II S.F. 30 yr
3.00% 12/20/51		1,480,686	1,291,014
5.50% 5/20/53		277,288	275,290
Total Agency Mortgage-Backed Securities (cost $61,630,322)			60,972,492

Corporate Bonds – 33.63%Δ
Australia − 5.07%
Amcor UK Finance 3.95% 5/29/32	EUR	700,000	749,223
		Principal amount°	Value (US $)

Corporate BondsΔ (continued)
Australia (continued)
Ampol
7.777% 12/2/81 ■, •	AUD	1,000,000	$ 687,972
7.957% 12/9/80 ■, •	AUD	3,500,000	2,403,098
APA Infrastructure 2.00% 7/15/30 ■	EUR	1,000,000	961,368
AusNet Services Holdings Pty 7.449% 10/6/80 ■, •	AUD	2,000,000	1,344,279
Charter Hall LWR Pty 2.086% 3/3/28 ■	AUD	3,850,000	2,251,010
Commonwealth Bank of Australia 6.86% 11/9/32 μ	AUD	6,400,000	4,433,299
National Australia Bank
5.74% 2/9/34 μ	AUD	4,949,000	3,297,827
6.322% 8/3/32 μ	AUD	7,992,000	5,442,452
NSW Electricity Networks Finance Pty 2.543% 9/23/30	AUD	3,500,000	1,936,761
WestConnex Finance 3.15% 3/31/31 ■	AUD	3,200,000	1,827,857
			25,335,146
Brazil − 0.16%
Raizen Fuels Finance 144A 6.45% 3/5/34 #		385,000	391,323
Rumo Luxembourg 144A 5.25% 1/10/28 #		435,000	418,867
			810,190
Canada − 0.15%
Bank of Montreal 7.70% 5/26/84 μ		540,000	552,901
Enbridge 5.75% 7/15/80 μ		220,000	207,940
			760,841
Chile − 0.31%
AES Andes
144A 6.30% 3/15/29 #		600,000	604,667
144A 8.15% 6/10/55 #, μ		400,000	400,800
Sociedad Quimica y Minera de Chile 144A 6.50% 11/7/33 #		540,000	564,596
			1,570,063
China − 0.16%
ENN Energy Holdings 144A 2.625% 9/17/30 #		909,000	790,554
			790,554
NQ- IV054 [0624] 0824 (3775132)    1

Schedule of investments
Delaware Ivy Global Bond Fund   (Unaudited)
		Principal amount°	Value (US $)

Corporate BondsΔ (continued)
France − 2.48%
BPCE
3.50% 1/25/28 ■	EUR	1,500,000	$ 1,600,825
144A 5.125% 1/18/28 #		3,215,000	3,178,269
Credit Agricole
1.625% 6/5/30 μ, ■	EUR	1,900,000	1,983,325
144A 6.316% 10/3/29 #, μ		1,265,000	1,299,731
Edenred 3.625% 6/13/31 ■	EUR	1,100,000	1,166,275
Engie
0.50% 10/24/30 ■	EUR	1,600,000	1,419,903
144A 5.25% 4/10/29 #		350,000	349,530
144A 5.625% 4/10/34 #		325,000	323,666
Kering 3.625% 9/5/31 ■	EUR	1,000,000	1,071,835
			12,393,359
Germany − 1.46%
Allianz 2.625% 10/30/30 μ, ψ, ■	EUR	200,000	166,989
Aroundtown
1.45% 7/9/28 ■	EUR	200,000	182,865
1.625% 1/31/28 ■	EUR	1,700,000	1,594,044
Deutsche Bank
4.00% 6/24/32 μ, ■	EUR	500,000	522,835
6.72% 1/18/29 μ		950,000	980,752
6.819% 11/20/29 μ		740,000	769,844
7.146% 7/13/27 μ		360,000	368,838
E.ON 4.00% 8/29/33 ■	EUR	1,300,000	1,422,585
Volkswagen International Finance 3.875% 3/29/26 ■	EUR	1,200,000	1,289,892
			7,298,644
Guatemala − 0.12%
Central American Bottling 144A 5.25% 4/27/29 #		655,000	609,842
			609,842
Hong Kong − 0.47%
AIA Group 144A 5.375% 4/5/34 #		600,000	585,607
Cheung Kong Infrastructure Finance 1.00% 12/12/24 ■	EUR	875,000	922,809
CK Hutchison International 23 144A 4.875% 4/21/33 #		854,000	824,546
			2,332,962
		Principal amount°	Value (US $)

Corporate BondsΔ (continued)
India − 0.19%
Summit Digitel Infrastructure 144A 2.875% 8/12/31 #		1,158,000	$ 960,649
			960,649
Ireland − 0.40%
AerCap Ireland Capital DAC
3.00% 10/29/28		1,595,000	1,450,045
5.10% 1/19/29		555,000	549,831
			1,999,876
Italy − 0.55%
Aeroporti di Roma 1.75% 7/30/31 ■	EUR	1,000,000	928,698
Autostrade per l'Italia
2.00% 12/4/28 ■	EUR	300,000	296,343
2.00% 1/15/30 ■	EUR	1,200,000	1,152,205
Eni 144A 5.50% 5/15/34 #		400,000	396,469
			2,773,715
Kuwait − 0.31%
NBK SPC
144A 1.625% 9/15/27 #, μ		887,000	816,594
144A 5.50% 6/6/30 #, μ		700,000	707,225
			1,523,819
Mexico − 0.63%
Banco Santander Mexico 144A 7.525% 10/1/28 #, μ		850,000	884,258
BBVA Bancomer 144A 5.875% 9/13/34 #, μ		1,700,000	1,577,285
Cemex 144A 9.125% 3/14/28 #, μ, ψ		660,000	705,227
			3,166,770
Netherlands − 0.17%
ING Groep 2.125% 5/26/31 μ, ■	EUR	800,000	824,503
			824,503
Peru − 0.33%
Banco de Credito del Peru 144A 3.125% 7/1/30 #, μ		375,000	361,545
Banco Internacional del Peru 144A 3.25% 10/4/26 #		800,000	758,511

2    NQ- IV054 [0624] 0824 (3775132)

(Unaudited)
		Principal amount°	Value (US $)

Corporate BondsΔ (continued)
Peru (continued)
SAN Miguel Industrias 144A 3.50% 8/2/28 #		610,000	$ 537,051
			1,657,107
South Africa − 0.07%
Bidvest Group UK 144A 3.625% 9/23/26 #		387,000	361,516
			361,516
Switzerland − 0.65%
ELM for Firmenich International 3.75% 9/3/25 μ, ψ, ■	EUR	100,000	105,986
Holcim Finance Luxembourg 0.50% 4/23/31 ■	EUR	1,400,000	1,204,138
Sika Capital 3.75% 11/3/26 ■	EUR	900,000	968,735
UBS Group
144A 4.751% 5/12/28 #, μ		800,000	783,742
144A 5.699% 2/8/35 #, μ		205,000	204,874
			3,267,475
Turkey − 0.28%
TAV Havalimanlari Holding 144A 8.50% 12/7/28 #		700,000	717,325
Turkiye Garanti Bankasi 144A 8.375% 2/28/34 #, μ		700,000	699,103
			1,416,428
Ukraine − 0.05%
MHP Lux 6.95% 4/3/26 ■		275,000	229,358
			229,358
United Arab Emirates − 0.16%
Galaxy Pipeline Assets Bidco 2.16% 3/31/34 ■		162,080	139,156
MAF Global Securities 7.875% 6/30/27 μ, ψ, ■		625,000	640,937
			780,093
United Kingdom − 1.47%
Ashtead Capital 144A 5.80% 4/15/34 #		1,865,000	1,851,834
Babcock International Group 1.375% 9/13/27 ■	EUR	1,400,000	1,391,236
Barclays
6.224% 5/9/34 μ		269,000	275,795
7.385% 11/2/28 μ		445,000	469,044
		Principal amount°	Value (US $)

Corporate BondsΔ (continued)
United Kingdom (continued)
CK Hutchison International 24 144A 5.375% 4/26/29 #		1,000,000	$ 1,009,482
Lloyds Banking Group 5.721% 6/5/30 μ		335,000	337,863
National Grid 0.25% 9/1/28 ■	EUR	1,200,000	1,120,099
Sage Group 1.625% 2/25/31 ■	GBP	900,000	910,456
			7,365,809
United States − 17.99%
AbbVie 4.95% 3/15/31		1,955,000	1,950,565
AEP Texas 5.40% 6/1/33		180,000	175,378
Air Lease
4.625% 10/1/28		788,000	764,445
5.10% 3/1/29		570,000	564,169
American Tower
2.30% 9/15/31		1,450,000	1,183,616
5.20% 2/15/29		365,000	363,873
5.45% 2/15/34		320,000	317,336
Amgen 5.15% 3/2/28		2,235,000	2,235,078
Amphenol
2.20% 9/15/31		265,000	217,663
5.05% 4/5/27		265,000	264,857
5.25% 4/5/34		300,000	299,173
Aon North America 5.30% 3/1/31		1,960,000	1,955,303
Appalachian Power 4.50% 8/1/32		770,000	712,511
Athene Global Funding 4.76% 4/21/27 ■	AUD	4,000,000	2,531,323
Aviation Capital Group
144A 3.50% 11/1/27 #		1,205,000	1,128,570
144A 5.375% 7/15/29 #		505,000	499,272
Bank of America
3.648% 3/31/29 μ, ■	EUR	1,500,000	1,605,567
5.468% 1/23/35 μ		450,000	449,710
5.819% 9/15/29 μ		300,000	306,337
6.204% 11/10/28 μ		1,155,000	1,189,844
BP Capital Markets America 5.227% 11/17/34		380,000	377,306
Carrier Global 4.50% 11/29/32	EUR	1,000,000	1,120,638
CDW 3.276% 12/1/28		2,160,000	1,964,747
Charter Communications Operating 3.85% 4/1/61		1,660,000	970,330

NQ- IV054 [0624] 0824 (3775132)    3

Schedule of investments
Delaware Ivy Global Bond Fund   (Unaudited)
		Principal amount°	Value (US $)

Corporate BondsΔ (continued)
United States (continued)
Cheniere Energy Partners
4.50% 10/1/29		570,000	$ 543,362
144A 5.75% 8/15/34 #		610,000	612,811
Citibank 5.438% 4/30/26		345,000	346,332
Citizens Bank 6.064% 10/24/25 μ		2,120,000	2,119,022
Constellation Energy Generation 5.60% 3/1/28		1,830,000	1,854,279
CRH SMW Finance DAC 4.00% 7/11/27 ■	EUR	600,000	651,260
Diamondback Energy
5.20% 4/18/27		250,000	250,127
5.40% 4/18/34		825,000	817,096
DTE Energy 5.10% 3/1/29		500,000	496,086
Duke Energy
2.55% 6/15/31		261,000	218,639
3.10% 6/15/28	EUR	1,400,000	1,464,011
Duke Energy Carolinas 4.95% 1/15/33		1,300,000	1,278,521
Elevance Health
5.15% 6/15/29		190,000	190,553
5.375% 6/15/34		295,000	296,513
Energy Transfer
5.95% 5/15/54		380,000	370,269
6.50% 11/15/26 μ, ψ		725,000	716,917
Entegris 144A 4.75% 4/15/29 #		1,795,000	1,718,762
Ford Motor Credit
2.30% 2/10/25		475,000	464,500
2.90% 2/10/29		695,000	613,078
5.80% 3/5/27		475,000	475,202
5.80% 3/8/29		370,000	368,874
6.125% 3/8/34		320,000	316,737
6.798% 11/7/28		200,000	206,732
Freeport-McMoRan 5.45% 3/15/43		1,115,000	1,059,868
General Motors Financial
5.60% 6/18/31		220,000	218,430
5.75% 2/8/31		1,960,000	1,965,908
5.95% 4/4/34		220,000	220,274
Goldman Sachs Group
5.727% 4/25/30 μ		380,000	386,833
5.851% 4/25/35 μ		445,000	456,004
HCA 5.45% 4/1/31		1,965,000	1,964,138
Home Depot
4.85% 6/25/31		175,000	173,677
4.875% 6/25/27		200,000	199,649
4.95% 6/25/34		515,000	509,830
		Principal amount°	Value (US $)

Corporate BondsΔ (continued)
United States (continued)
Hyundai Capital America
144A 5.275% 6/24/27 #		290,000	$ 288,815
144A 5.40% 6/24/31 #		315,000	312,460
JBS USA Holding Lux 3.625% 1/15/32		2,865,000	2,475,083
Jefferies Financial Group
2.625% 10/15/31		1,795,000	1,449,404
5.875% 7/21/28		135,000	136,404
6.05% 3/12/25		570,000	569,680
JPMorgan Chase & Co.
1.764% 11/19/31 μ		120,000	97,655
3.54% 5/1/28 μ		2,132,000	2,035,297
5.012% 1/23/30 μ		445,000	441,676
5.571% 4/22/28 μ		500,000	504,156
5.766% 4/22/35 μ		515,000	528,591
6.254% 10/23/34 μ		213,000	226,027
Kinder Morgan
5.00% 2/1/29		185,000	182,987
5.20% 6/1/33		3,070,000	2,980,572
LYB International Finance III 5.50% 3/1/34		1,970,000	1,949,994
Medtronic 3.65% 10/15/29	EUR	600,000	649,438
Morgan Stanley
2.95% 5/7/32 μ	EUR	2,300,000	2,330,148
5.831% 4/19/35 μ		820,000	840,874
6.138% 10/16/26 μ		1,320,000	1,329,083
6.296% 10/18/28 μ		3,151,000	3,252,176
6.407% 11/1/29 μ		378,000	394,490
6.627% 11/1/34 μ		410,000	442,978
Occidental Petroleum 6.125% 1/1/31		1,689,000	1,729,798
PacifiCorp
5.10% 2/15/29		115,000	114,963
5.45% 2/15/34		200,000	197,648
PNC Financial Services Group
5.676% 1/22/35 μ		360,000	362,074
6.875% 10/20/34 μ		335,000	365,274
Southern 1.875% 9/15/81 μ	EUR	200,000	191,263
Southern California Edison 5.20% 6/1/34		1,885,000	1,841,317
Sprint Capital 6.875% 11/15/28		2,060,000	2,185,293
State Street 4.993% 3/18/27		565,000	564,458
SVB Financial Group 4.57% 4/29/33 ‡		1,257,000	756,199

4    NQ- IV054 [0624] 0824 (3775132)

(Unaudited)
		Principal amount°	Value (US $)

Corporate BondsΔ (continued)
United States (continued)
Targa Resources Partners 5.00% 1/15/28		2,030,000	$ 1,989,690
T-Mobile USA
3.375% 4/15/29		65,000	60,077
5.75% 1/15/34		1,335,000	1,372,965
UnitedHealth Group
4.50% 4/15/33		1,985,000	1,897,970
4.90% 4/15/31		1,490,000	1,476,695
US Bancorp
4.653% 2/1/29 μ		1,167,000	1,142,271
5.384% 1/23/30 μ		170,000	170,490
5.678% 1/23/35 μ		385,000	386,628
5.727% 10/21/26 μ		817,000	818,666
6.787% 10/26/27 μ		250,000	257,472
Vistra Operations
144A 5.00% 7/31/27 #		290,000	280,731
144A 5.125% 5/13/25 #		808,000	803,705
144A 5.625% 2/15/27 #		68,000	66,909
144A 6.00% 4/15/34 #		215,000	215,659
144A 6.95% 10/15/33 #		565,000	605,113
			89,963,221
Total Corporate Bonds (cost $169,878,666)			168,191,940

Government Agency Obligations – 1.78%
Electricite de France 4.25% 1/25/32 ■	EUR	500,000	544,402
Georgian Railway JSC 4.00% 6/17/28 ■		1,525,000	1,356,693
Perusahaan Perseroan Persero Perusahaan Listrik Negara 144A 5.375% 1/25/29 #		4,800,000	4,789,288
Development Bank of Kazakhstan JSC
144A 5.50% 4/15/27 #		400,000	398,335
5.50% 4/15/27 ■		821,000	817,583
Petronas Capital 144A 3.50% 4/21/30 #		650,000	597,424
Consorcio Transmantaro 144A 4.70% 4/16/34 #		435,000	409,391
Total Government Agency Obligations (cost $8,964,139)			8,913,116

		Principal amount°	Value (US $)

Sovereign Bonds – 31.57%Δ
Albania − 0.17%
Albania Government International Bond 144A 3.50% 11/23/31 #	EUR	896,000	$ 866,829
			866,829
Angola − 0.12%
Angolan Government International Bond 144A 8.75% 4/14/32 #		680,000	603,493
			603,493
Australia − 0.95%
Australia Government Bond 4.75% 6/21/54 ■	AUD	7,000,000	4,750,507
			4,750,507
Belgium − 0.24%
Kingdom of Belgium Government Bond 144A 3.45% 6/22/43 #	EUR	1,130,000	1,206,378
			1,206,378
Benin − 0.04%
Benin Government International Bond 144A 7.96% 2/13/38 #		200,000	186,352
			186,352
Bermuda − 0.48%
Bermuda Government International Bonds
3.375% 8/20/50 ■		1,149,000	781,320
144A 2.375% 8/20/30 #		1,688,000	1,426,022
144A 5.00% 7/15/32 #		200,000	193,280
			2,400,622
Brazil − 0.67%
Brazil Notas do Tesouro Nacional Serie F 10.00% 1/1/33	BRL	14,043,000	2,229,506
Brazilian Government International Bond 4.75% 1/14/50		1,550,000	1,115,381
			3,344,887
Chile − 0.50%
Chile Government International Bonds
3.10% 5/7/41		685,000	502,858
3.50% 1/25/50		334,000	241,097
4.34% 3/7/42		2,019,000	1,745,537
			2,489,492

NQ- IV054 [0624] 0824 (3775132)    5

Schedule of investments
Delaware Ivy Global Bond Fund   (Unaudited)
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Colombia − 0.45%
Colombia Government International Bonds
3.25% 4/22/32		799,000	$ 613,817
8.75% 11/14/53		1,568,000	1,652,852
			2,266,669
Dominican Republic − 0.83%
Dominican Republic International Bond 144A 4.875% 9/23/32 #		3,789,000	3,401,121
Dominican Republic International Bonds
6.50% 2/15/48 ■		210,000	199,353
144A 10.75% 6/1/36 #	DOP	32,000,000	550,552
			4,151,026
Finland − 0.51%
Finland Government Bond 144A 1.375% 4/15/27 #	EUR	2,500,000	2,568,071
			2,568,071
France − 1.18%
French Republic Government Bond 144A 1.25% 5/25/38 #, ■	EUR	7,250,000	5,879,728
			5,879,728
Georgia − 0.19%
Georgia Government International Bond 144A 2.75% 4/22/26 #		1,054,000	969,258
			969,258
Germany − 0.58%
Bundesobligation 2.10% 4/12/29 ■	EUR	2,260,000	2,380,649
Bundesrepublik Deutschland Bundesanleihe 1.80% 8/15/53 ■	EUR	570,000	503,913
			2,884,562
Indonesia − 0.34%
Indonesia Government International Bond 1.40% 10/30/31	EUR	110,000	99,692
Indonesia Treasury Bond 6.625% 2/15/34	IDR	23,945,000,000	1,419,328
Perusahaan Penerbit SBSN Indonesia III 4.70% 6/6/32 ■		204,000	196,813
			1,715,833
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Ireland − 2.19%
Ireland Government Bonds
0.55% 4/22/41 ■	EUR	4,500,000	$ 3,189,228
1.00% 5/15/26 ■	EUR	2,500,000	2,583,731
2.60% 10/18/34 ■	EUR	5,000,000	5,193,842
			10,966,801
Italy − 3.24%
Italy Buoni Poliennali Del Tesoro 3.85% 9/15/26 ■	EUR	15,000,000	16,213,166
			16,213,166
Ivory Coast − 0.72%
Ivory Coast Government International Bonds
5.875% 10/17/31 ■	EUR	350,000	338,867
144A 6.125% 6/15/33 #		3,661,000	3,254,858
			3,593,725
Japan − 1.63%
Japan Government Thirty Year Bonds
0.40% 3/20/50	JPY	1,713,250,000	7,127,814
1.20% 6/20/53	JPY	203,000,000	1,008,659
			8,136,473
Mexico − 0.53%
Mexican Udibonos 4.50% 11/22/35	MXN	13,006,898	662,700
Mexico Government International Bond 3.50% 2/12/34		595,000	484,885
Mexico Government International Bonds 4.60% 1/23/46		1,911,000	1,478,698
			2,626,283
Netherlands − 2.92%
Netherlands Government Bonds
144A 2.00% 1/15/54 #	EUR	3,500,000	3,084,480
144A 2.50% 7/15/33 #	EUR	11,000,000	11,521,171
			14,605,651
Nigeria − 0.14%
Nigeria Government International Bond 7.375% 9/28/33 ■		849,000	695,202
			695,202

6    NQ- IV054 [0624] 0824 (3775132)

(Unaudited)
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Paraguay − 0.89%
Paraguay Government International Bonds
5.60% 3/13/48 ■		799,000	$ 719,950
144A 2.739% 1/29/33 #		1,887,000	1,527,623
144A 4.95% 4/28/31 #		2,301,000	2,205,545
			4,453,118
Peru − 0.23%
Corp Financiera de Desarrollo 144A 2.40% 9/28/27 #		1,300,000	1,172,535
			1,172,535
Poland − 0.60%
Bank Gospodarstwa Krajowego 144A 5.375% 5/22/33 #		1,200,000	1,189,297
Republic of Poland Government International Bond 5.50% 4/4/53		1,822,000	1,790,302
			2,979,599
Republic of North Macedonia − 0.33%
North Macedonia Government International Bond 144A 1.625% 3/10/28 #	EUR	1,777,000	1,660,365
			1,660,365
Serbia − 0.46%
Serbia International Bonds
1.00% 9/23/28 ■	EUR	1,764,000	1,609,920
144A 6.00% 6/12/34 #		700,000	689,936
			2,299,856
South Africa − 0.14%
Republic of South Africa Government International Bond 5.65% 9/27/47		931,000	705,117
			705,117
South Korea − 0.16%
Export-Import Bank of Korea 5.125% 1/11/33		800,000	809,482
			809,482
Spain − 2.78%
Spain Government Bonds
144A 1.90% 10/31/52 #	EUR	3,210,000	2,257,226
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Spain (continued)
Spain Government Bonds
144A 3.25% 4/30/34 #	EUR	11,000,000	$ 11,666,093
			13,923,319
United Kingdom − 7.35%
United Kingdom Gilt
4.50% 6/7/28 ■	GBP	3,870,000	4,948,787
4.50% 12/7/42 ■	GBP	3,000	3,758
0.125% 1/31/28 ■	GBP	5,970,000	6,562,968
3.50% 10/22/25 ■	GBP	12,500,000	15,552,222
4.625% 1/31/34 ■	GBP	7,400,000	9,680,479
			36,748,214
Uruguay − 0.01%
Uruguay Government International Bond 9.75% 7/20/33	UYU	1,839,000	47,181
			47,181
Total Sovereign Bonds (cost $160,711,722)			157,919,794

Supranational Banks – 1.27%
Banque Ouest Africaine de Developpement 4.70% 10/22/31 ■		200,000	175,177
Central American Bank for Economic Integration 144A 1.14% 2/9/26 #		2,000,000	1,870,696
Corp Andina de Fomento 5.00% 1/24/29		300,000	299,501
European Union 1.00% 7/6/32 ■	EUR	3,690,000	3,395,354
International Bank for Reconstruction & Development 13.50% 7/3/25	KZT	278,000,000	588,786
Total Supranational Banks (cost $6,681,126)			6,329,514

US Treasury Obligations – 14.56%
US Treasury Bonds
4.25% 2/15/54		9,060,000	8,628,943
4.625% 5/15/44		575,000	574,012
US Treasury Notes
2.375% 5/15/27		8,000,000	7,535,625
2.375% 3/31/29		2,065,000	1,889,394
2.875% 4/30/29		9,000,000	8,418,164
4.00% 1/31/31		305,000	298,924
4.00% 2/15/34		2,375,000	2,305,791
4.25% 3/31/29		17,880,000	17,700,851
4.375% 5/15/34		4,255,000	4,256,662
4.50% 4/15/27		3,020,000	3,015,871
4.50% 5/31/29		17,320,000	17,440,428

NQ- IV054 [0624] 0824 (3775132)    7

Schedule of investments
Delaware Ivy Global Bond Fund   (Unaudited)
	Principal amount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Notes
4.50% 5/31/31	730,000	$ 741,977
4.625% 2/28/26	25,000	24,913
Total US Treasury Obligations (cost $73,519,669)		72,831,555
	Number of contracts
Options Purchased – 0.01%
Futures Put Options – 0.01%
US Treasury 10 yr Notes, strike price $108.5, expiration date 7/26/24, notional amount $2,115,750,000	195	42,656
Total Options Purchased (cost $104,036)		42,656
	Number of shares
Short-Term Investments – 3.42%
Money Market Mutual Funds – 3.42%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.21%)	4,276,271	4,276,271
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	4,276,271	4,276,271
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.35%)	4,276,271	4,276,271
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	4,276,271	$ 4,276,271
Total Short-Term Investments (cost $17,105,084)		17,105,084
Total Value of Securities Before Options Written−98.43% (cost $498,594,764)		492,306,151
	Number of contracts
Options Written – (0.03%)
Futures Call Options – (0.03%)
US Treasury 10 yr Notes, strike price $110, expiration date 7/26/24, notional amount $(2,145,000,000)	(195)	(143,203)
Receivables and Other Assets Net of Liabilities — 1.60%★		8,017,071
Net Assets Applicable to 55,347,604 Shares Outstanding — 100.00%	$500,180,019
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of risk.
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.

8    NQ- IV054 [0624] 0824 (3775132)

(Unaudited)
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2024. Rate will reset at a future date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2024, the aggregate value of Rule 144A securities was $96,352,842, which represents 19.26% of the Fund’s net assets.
ψ	Perpetual security. Maturity date represents next call date.
‡	Non-income producing security. Security is currently in default.
★	Includes $2,978,742 cash collateral held at broker for futures contracts as of June 30, 2024.
The following forward foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at June 30, 2024:
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CITI	AUD	(1,080,000)	USD	715,779	8/23/24	$—	$(5,807)
CITI	EUR	9,500,000	USD	(10,318,665)	8/23/24	—	(116,226)
CITI	EUR	(1,918,000)	USD	2,092,386	8/23/24	32,568	—
CITI	GBP	(1,860,000)	USD	2,365,962	8/23/24	13,745	—
JPMCB	EUR	(3,739,000)	USD	3,997,781	7/12/24	—	(9,173)
JPMCB	INR	100,068,180	USD	(1,195,815)	7/12/24	3,903	—
JPMCB	JPY	(1,437,515,000)	USD	9,336,896	8/23/24	322,352	—
MS	AUD	(44,931,214)	USD	30,069,815	8/23/24	49,725	—
MS	CAD	(260,000)	USD	191,306	8/23/24	998	—
MS	GBP	(28,265,000)	USD	35,945,186	8/23/24	200,324	—
TD	CAD	(465,000)	USD	338,905	8/23/24	—	(1,454)
TD	EUR	(100,947,659)	USD	110,121,887	8/23/24	1,710,060	—
TD	JPY	125,600,000	USD	(806,455)	8/23/24	—	(18,827)
Total Forward Foreign Currency Exchange Contracts						$2,333,675	$(151,487)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
314	Australian Treasury 3 yr Bonds	$22,089,971	$22,226,240	9/16/24	$136,269	$—	$53,719
(55)	Australian Treasury 10 yr Bonds	(4,166,902)	(4,205,437)	9/16/24	—	(38,535)	(31,530)
296	Canadian Treasury 10 yr Bonds	25,979,109	26,135,951	9/18/24	156,842	—	(67,165)
774	Euro-Bobl	96,518,897	95,787,012	9/6/24	—	(731,885)	(123,858)
(43)	Euro-BTP	(5,309,203)	(5,366,694)	9/6/24	—	(57,491)	15,220
(53)	Euro-Bund	(7,470,797)	(7,482,703)	9/6/24	—	(11,906)	23,833
18	Euro-Buxl	2,510,650	2,466,728	9/6/24	—	(43,922)	(25,792)
(151)	Euro-OAT	(19,910,160)	(20,014,431)	9/6/24	—	(104,271)	45,313
699	Euro-Schatz	79,126,391	78,771,208	9/6/24	—	(355,183)	(25,987)
4	Japanese Treasury 10 yr Bonds	3,551,743	3,551,005	9/12/24	—	(738)	4,477
NQ- IV054 [0624] 0824 (3775132)    9

Schedule of investments
Delaware Ivy Global Bond Fund   (Unaudited)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(54)	Long 10 yr Gilt	$(6,660,265)	$(6,590,789)	9/26/24	$69,476	$—	$29,329
(162)	Short Euro-BTP	(18,218,594)	(18,220,057)	9/6/24	—	(1,463)	3,469
168	SONIA 3mn Index	50,697,742	50,676,809	6/17/25	—	(20,933)	2,659
(169)	SONIA 3mn Index	(50,656,366)	(50,705,463)	9/17/24	—	(49,097)	1,346
262	US Treasury 2 yr Notes	53,505,313	53,540,639	9/30/24	35,326	—	(6,141)
325	US Treasury 5 yr Notes	34,637,890	34,681,625	9/30/24	43,735	—	(35,545)
(793)	US Treasury 10 yr Notes	(87,217,609)	(86,441,197)	9/19/24	776,412	—	210,637
(342)	US Treasury 10 yr Ultra Notes	(38,827,688)	(38,450,091)	9/19/24	377,597	—	165,658
71	US Treasury Long Bonds	8,400,187	8,304,317	9/19/24	—	(95,870)	(71,000)
(45)	US Treasury Ultra Bonds	(5,640,469)	(5,689,583)	9/19/24	—	(49,114)	74,531
Total Futures Contracts			$132,975,089		$1,595,657	$(1,560,408)	$243,173
Swap Contracts
CDS Contracts[1]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation[3]	Unrealized Depreciation[3]
Over-The-Counter:
Protection Purchased/Moody’s Ratings:
JPMCB Republic of Indonesia 1.00% 12/20/28 Baa2 6/20/28- Quarterly	4,033,000	1.000%	$(52,052)	$(18,411)	$—	$(33,641)
JPMCB Republic of South Africa 1.00% 12/20/28 Ba2 6/20/28- Quarterly	2,272,000	1.000%	57,116	104,514	—	(47,398)
JPMCB Republic of South Africa 1.00% 9/20/28 Ba2 6/20/28- Quarterly	1,494,000	1.000%	37,557	72,636	—	(35,079)
Total CDS Contracts			$42,621	$158,739	$—	$(116,118)

10    NQ- IV054 [0624] 0824 (3775132)

(Unaudited)
IRS Contracts[5]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount	Fixed/ Floating Interest Rate Paid (Received)	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
1 yr IRS[5] 10/22/25- (Annually / At Maturity)	GBP 12,300,000	4.657%/ (5.269)%	$23,748	$39,358	$—	$(15,610)	$(505)
1 yr IRS[6] 6/19/25- (Quarterly / Quarterly)	AUD 184,700,000	(4.0947)%/ 4.3768%	(423,486)	—	—	(423,486)	55,556
12 yr IRS[5] 3/7/36- (Annually/At Maturity)	GBP 3,525,000	(4.001)%/ 5.2%	56,058	(834)	56,892	—	(18,164)
2 yr IRS[7] 3/15/26- (Annually/At Maturity)	22,940,000	(4.401)%/ 5.345%	(100,267)	(18,718)	—	(81,549)	1,095
2 yr IRS[8] 3/19/26- (Annually/ At Maturity)	EUR 27,200,000	3.105%/ (3.690)%	(11,563)	—	—	(11,564)	9,469
30 yr IRS[7] 4/23/54- (Annually/ At Maturity)	2,720,000	3.932%/ (5.345)%	(89,106)	—	—	(89,106)	45,989
30 yr IRS[7] 4/23/54- (Annually/ At Maturity)	1,350,000	3.940%/ (5.345)%	(46,128)	—	—	(46,128)	22,846
4 yr IRS[5] 1/31/28- (Annually/At Maturity)	GBP 2,430,000	4.092%/ (5.2)%	6,539	—	6,539	—	1,231
4 yr IRS[5] 1/31/28- (Annually/At Maturity)	GBP 3,190,000	4.093%/ (5.203)%	8,556	(7,604)	16,160	—	1,617
4 yr IRS[5] 6/19/28- (Annually/Annually)	GBP 2,200,000	(4.033)%/ 5.2%	(7,403)	—	—	(7,403)	(1,422)
4 yr IRS[5] 6/21/28- (Annually/At Maturity)	GBP 2,930,000	(4.030)%/ 5.202%	(10,116)	6,678	—	(16,794)	(1,903)
5 yr IRS[5] 6/25/29- (Annually/ At Maturity)	GBP 22,000,000	(3.886)%/ 5.201%	(127,830)	—	—	(127,830)	(23,608)
5 yr IRS[7] 4/23/29- (Annually/ At Maturity)	10,650,000	(4.397)%/ 5.346%	141,212	—	141,212	—	(17,001)
9 yr IRS[8] 2/15/33- (Annually/ At Maturity)	EUR 6,100,000	(2.604)%/ 3.690%	(35,941)	—	—	(35,941)	(17,387)
Total IRS Contracts			$(615,727)	$18,880	$220,803	$(855,411)	$57,813
The use of forward foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The forward foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.
NQ- IV054 [0624] 0824 (3775132)    11

Schedule of investments
Delaware Ivy Global Bond Fund   (Unaudited)
[1]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[2]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[3]	Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(2,383).
[4]	An IRS agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.
[5]	Rates reset based on SONIA.
[6]	Rates reset based on AUS BANK BILL.
[7]	Rates reset based on SOFR.
[8]	Rates reset based on ESTR.
Summary of abbreviations:
BTP – Buoni del Tesoro Poliennali
CITI – Citigroup
Summary of abbreviations: (continued)
DAC – Designated Activity Company
ESTR – Euro Short-Term Rate
GNMA – Government National Mortgage Association
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
MS – Morgan Stanley
OAT – Obligations Assimilables du Trésor
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SONIA – Sterling Overnight Indexed Average
TD – TD Bank
yr – Year
Summary of currencies:
AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
DOP – Dominican Peso
EUR – European Monetary Unit
GBP – British Pound Sterling
IDR – Indonesian Rupiah
INR – Indian Rupee
JPY – Japanese Yen
KZT – Kazakhstani Tenge
MXN – Mexican Peso
USD – US Dollar
UYU – Uruguayan Peso
12    NQ- IV054 [0624] 0824 (3775132)